Cable and Satellite Television Distribution Rights, Net (Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 146	$ 280
2015	270	259
2016	235	223
2017	135	122
2018	9	9
Cable and satellite television distribution rights
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014		176
2015	168	167
2016	162	161
2017	111	110
2018	$ 6	$ 5